Financial Instruments with Off-Balance Sheet Risk - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Unusual Risk or Uncertainty [Line Items]
Guarantee Credit Line Maximum Guarantee Capacity	$ 964	$ 731
Guarantee Credit Line Guarantee Outstanding	$ 385	$ 327